Trade Accounts Receivable - Aging Analysis of Trade Accounts Receivable and the Allowance For Doubtful Accounts (Details) - EUR (€)	Mar. 31, 2018	Dec. 31, 2017
Aging Analysis of Trade Accounts Receivable
Trade accounts receivable	€ 3,892,362,000	€ 3,864,217,000
less allowance for doubtful accounts	(115,796,000)	(474,891,000)
Trade accounts receivable, net	€ 3,776,566,000	€ 3,389,326,000